Note 15 - Earnings (Loss) Per Share (Details) - Summary of Basic and Diluted Earnings Per Share	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Summary of Basic and Diluted Earnings Per Share [Abstract]
Net income (loss) (in Dollars and Yuan Renminbi)	$ 1,190,593	7,387,156	(7,451,510)	(4,509,616)
Basic weighted average ordinary shares outstanding	4,173,014	4,173,014	4,224,676	4,213,318
Stock options and non-vested restricted shares	135,502	135,502
Diluted weighted average ordinary shares outstanding	4,308,516	4,308,516	4,224,676	4,213,318
Basic earnings (loss) per share (in Dollars per share and Yuan Renminbi per share)	$ 0.29	1.77	(1.76)	(1.07)
Diluted earnings (loss) per share (in Dollars per share and Yuan Renminbi per share)	$ 0.28	1.71	(1.76)	(1.07)